Interest and Other Expenses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest and Other Expenses [Abstract]
Interest expense	$ 37.1	$ 41.8	$ 42.8
Interest income	(3.7)	(6.6)	(7.3)
Foreign exchange losses	2.3	0.9	2.8
Miscellaneous expenses, net	0.7	7.2	6.0
Interest and other expenses	$ 36.4	$ 43.3	$ 44.3